DISPOSAL GROUPS CLASSIFIED AS HELD-FOR-SALE (Tables)	6 Months Ended
Jun. 30, 2018
Disposal Groups Classified As Held For Sale
Schedule of assets and liabilities classified as held for sale

	Assets held-for-sale		Liabilities held-for-sale
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017

Italy Joint Venture	1,564	—	—	—
Deodar	462	509	47	35
Tajikistan (see Note 7)	—	—	—	—
Laos (see Note 7)	—	22	—	15
Other individual assets	1	2	—	—

Total assets and liabilities held for sale	2,027	533	47	50

Schedule of financial information related to the discontinued operation of the Italy Joint Venture

	Six-month period		Three-month period
Discontinued operations	2018	2017	2018	2017

Share of profit / (loss) of Italy Joint Venture after tax	(300)	(174)	(170)	(85)

Other comprehensive income / (loss) of Italy Joint Venture	(18)	—	(6)	—

Schedule of summarized income statement and statement of comprehensive income for Italy Joint Venture

	Six-month period		Three-month period
Income statement and statement of comprehensive income	2018	2017	2018	2017

Operating revenue	3,336	3,308	1,598	1,671
Operating expenses	(3,738)	(3,308)	(1,838)	(1,702)
Other expenses	(213)	(301)	(102)	(114)
Income tax benefit / (expense)	15	(47)	2	(25)

Profit / (loss) for the period	(600)	(348)	(340)	(170)

Other comprehensive income / (loss)	(36)	—	(12)	—

Total comprehensive income / (loss)	(636)	(348)	(352)	(170)

Towers in Pakistan classified as held-for-sale
Disposal Groups Classified As Held For Sale
Schedule of assets and liabilities classified as held for sale

As of June 30, 2018, the Company continued with the classification of Deodar as a disposal group held-for-sale in anticipation of closing the transaction in the third quarter of 2018, subject to approval from the Pakistan Telecommunication Authority.

Deodar

Property and equipment	161
Goodwill	204
Deferred tax assets	50
Other non-current assets	2
Current assets	45

Total assets	462

Non-current liabilities	(7)
Current liabilities	(40)

Total liabilities	(47)

Other comprehensive income related to disposal group	(90)